Leases (Details) - Schedule of maturity of our finance lease liabilities	Dec. 31, 2022 USD ($)
Schedule of the following table summarizes the maturity of our finance lease liabilities [Abstract]
2023	$ 326,081
2024	47,186
Total	373,267
Less imputed interest	(10,864)
Total lease liabilities	$ 362,403